Critical accounting judgments and key sources of estimation uncertainty (Details) $ in Thousands	Dec. 31, 2017 MXN ($)
Terminal 2 NH Hotel
Critical accounting judgments and key sources of estimation uncertainty
Net book value	$ 277,344